Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	225,805,348.77	15,998
Yield Supplement Overcollateralization Amount 12/31/24	3,934,535.75	0
Receivables Balance 12/31/24	229,739,884.52	15,998
Principal Payments	11,243,590.41	259
Defaulted Receivables	315,925.58	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	3,610,513.78	0
Pool Balance at 01/31/25	214,569,854.75	15,719

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.63%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	6,409,471.12	324
Past Due 61-90 days	1,844,601.71	92
Past Due 91-120 days	251,129.45	15
Past Due 121+ days	0.00	0
Total	8,505,202.28	431

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Delinquency Trigger Occurred	NO

Recoveries	281,056.64
Aggregate Net Losses/(Gains) - January 2025	34,868.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	0.65%
Second Prior Net Losses/(Gains) Ratio	0.75%
Third Prior Net Losses/(Gains) Ratio	1.01%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.46%
Weighted Average Contract Rate, Yield Adjusted	5.90%
Weighted Average Remaining Term	30.85

Flow of Funds	$ Amount
Collections	12,404,356.91
Investment Earnings on Cash Accounts	9,844.11
Servicing Fee	(191,449.90)
Transfer to Collection Account	-
Available Funds	12,222,751.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	263,946.26
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,591,296.09
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	641,453.34

Total Distributions of Available Funds	12,222,751.12

Servicing Fee	191,449.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	221,161,150.84
Principal Paid	11,235,494.02
Note Balance @ 02/18/25	209,925,656.82

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	100,211,150.84
Principal Paid	11,235,494.02
Note Balance @ 02/18/25	88,975,656.82
Note Factor @ 02/18/25	29.0979321%

Class A-4
Note Balance @ 01/15/25	79,150,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	79,150,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	27,870,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	13,930,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	345,803.76
Total Principal Paid	11,235,494.02
Total Paid	11,581,297.78

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	138,625.43
Principal Paid	11,235,494.02
Total Paid to A-3 Holders	11,374,119.45

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3732326
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1266840
Total Distribution Amount	12.4999166

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4533502
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7437178
Total A-3 Distribution Amount	37.1970680

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	586.65
Noteholders' Principal Distributable Amount	413.35

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,322,098.97
Investment Earnings	8,388.04
Investment Earnings Paid	(8,388.04)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,720,778.48	$2,001,431.10	$2,114,205.71
Number of Extensions	92	106	106
Ratio of extensions to Beginning of Period Receivables Balance	0.75%	0.83%	0.84%